UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS--99.0%
CONSUMER DISCRETIONARY--11.4%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Las Vegas Sands Corp. 1                                                      719,920   $     65,915,875
-----------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                    516,770         29,688,437
-----------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              507,560         14,744,618
-----------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                          1,597,990         56,393,067
                                                                                        -------------------
                                                                                            166,741,997
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Harman International Industries, Inc.                                        468,280         48,626,195
-----------------------------------------------------------------------------------------------------------
MEDIA--1.8%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                   2,094,075         84,349,341
-----------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1                                 4,071,390         58,790,872
                                                                                        -------------------
                                                                                            143,140,213
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.7%
J.C. Penney Co., Inc. (Holding Co.)                                          831,060         64,274,180
-----------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                             1,052,610         73,261,656
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                               1,296,340         75,304,391
                                                                                        -------------------
                                                                                            212,840,227
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Best Buy Co., Inc.                                                         1,195,270         65,703,992
-----------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                          2,958,440         89,226,550
-----------------------------------------------------------------------------------------------------------
Staples, Inc.                                                              3,970,440        101,127,107
                                                                                        -------------------
                                                                                            256,057,649
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Polo Ralph Lauren Corp.                                                    1,022,560         79,964,192
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                                              1,342,610         83,201,542
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
CVS Corp.                                                                  1,656,100         47,645,997
-----------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                1,382,790         49,573,022
-----------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                     627,540         30,623,952
                                                                                        -------------------
                                                                                            127,842,971
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                                                      4,382,050         45,094,517
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                    331,918        117,157,305
                                                                                        -------------------
                                                                                            162,251,822
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)                                                 2,329,580        146,274,328
-----------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                      2,236,989         99,468,639
                                                                                        -------------------
                                                                                            245,742,967
-----------------------------------------------------------------------------------------------------------
ENERGY--6.3%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.5%
Halliburton Co.                                                            3,682,360        124,242,826
-----------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                          2,049,630        140,358,662

1 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Smith International, Inc.                                                  2,369,030    $   100,352,111
                                                                                        -------------------
                                                                                            364,953,599
-----------------------------------------------------------------------------------------------------------
OIL & GAS--1.8%
EOG Resources, Inc.                                                          665,170         46,914,440
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                 979,122         45,039,612
-----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                   986,980         49,684,573
                                                                                        -------------------
                                                                                            141,638,625
-----------------------------------------------------------------------------------------------------------
FINANCIALS--10.4%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
Franklin Resources, Inc.                                                     442,710         47,254,865
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              408,800         79,634,240
-----------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                           1,016,220         96,906,739
-----------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                 1,841,200         32,128,106
-----------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                       1,021,210         58,168,122
-----------------------------------------------------------------------------------------------------------
UBS AG                                                                     1,128,895         67,871,232
                                                                                        -------------------
                                                                                            381,963,304
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Bank of America Corp.                                                        947,920         51,045,492
-----------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                            252,340        135,153,304
                                                                                        -------------------
                                                                                            186,198,796
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.3%
American International Group, Inc.                                         1,771,270        124,555,706
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                595,450         51,065,792
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                 1,122,020         91,422,190
                                                                                        -------------------
                                                                                            267,043,688
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--14.3%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Celgene Corp. 1                                                            1,109,380         61,825,747
-----------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                            911,730         74,533,928
-----------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                         1,036,000         66,718,400
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      656,250         43,260,000
                                                                                        -------------------
                                                                                            246,338,075
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
St. Jude Medical, Inc. 1                                                   1,865,820         69,539,111
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               954,030         46,957,357
                                                                                        -------------------
                                                                                            116,496,468
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Caremark Rx, Inc.                                                          1,125,820         53,251,286
-----------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                      504,590         34,413,038
-----------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   2,066,050        101,401,734
                                                                                        -------------------
                                                                                            189,066,058
-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.1%
Covance, Inc. 1                                                            1,058,870         63,394,547

2 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Thermo Fisher Scientific, Inc. 1                                           2,447,140    $   107,258,146
                                                                                        -------------------
                                                                                            170,652,693
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
Allergan, Inc.                                                               206,010         24,016,646
-----------------------------------------------------------------------------------------------------------
Novartis AG                                                                2,371,819        138,243,956
-----------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                            702,097        126,839,119
-----------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                             695,220         38,800,228
-----------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                        1,901,000         36,868,775
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                         1,686,450         54,067,587
                                                                                        -------------------
                                                                                            418,836,311
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.6%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.5%
Empresa Brasileira de Aeronautica SA, ADR                                  1,666,700         69,401,388
-----------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                     1,033,700         77,362,108
-----------------------------------------------------------------------------------------------------------
KBR, Inc. 1                                                                  524,580         11,614,201
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        887,570         80,280,707
-----------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       593,920         35,831,194
-----------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                  1,380,890         89,108,832
                                                                                        -------------------
                                                                                            363,598,430
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International of Washington, Inc.                                 692,702         31,337,838
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Corporate Executive Board Co.                                                917,652         86,828,232
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
General Electric Co.                                                       3,644,880        128,591,366
-----------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                441,820         43,055,359
                                                                                        -------------------
                                                                                            171,646,725
-----------------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Danaher Corp.                                                              1,058,500         77,397,520
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Fastenal Co.                                                               1,020,790         36,738,232
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.1%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.5%
Cisco Systems, Inc. 1                                                     10,353,610        278,305,037
-----------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                            5,296,230        114,186,719
-----------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                          733,920         54,904,555
-----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             1,911,520         69,942,517
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR                             2,213,400         86,034,858
                                                                                        -------------------
                                                                                            603,373,686
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.6%
Apple Computer, Inc. 1                                                     1,484,840        136,130,131
-----------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                7,175,360         94,068,970
-----------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                  1,400,980         54,932,426
                                                                                        -------------------
                                                                                            285,131,527


3 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.8%
eBay, Inc. 1                                                               5,028,260    $   162,664,211
-----------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                        466,840        226,380,053
-----------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                             5,637,860        152,165,841
                                                                                        -------------------
                                                                                            541,210,105
-----------------------------------------------------------------------------------------------------------
IT SERVICES--4.6%
Affiliated Computer Services, Inc., Cl. A 1                                2,523,940        127,585,167
-----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                581,380         37,621,100
-----------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                            2,015,240         97,195,025
-----------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                       950,870         77,552,957
-----------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                        696,570         31,902,906
                                                                                        -------------------
                                                                                            371,857,155
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Advanced Micro Devices, Inc. 1                                             3,484,340         75,157,214
-----------------------------------------------------------------------------------------------------------
ASML Holding NV 1                                                          1,435,300         35,738,970
-----------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                    3,350,100        109,983,783
-----------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                            2,896,150         59,776,536
-----------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                 1,899,170         64,780,689
-----------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                             628,690         19,212,766
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    1,148,890         33,949,700
                                                                                        -------------------
                                                                                            398,599,658
-----------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Adobe Systems, Inc. 1                                                      2,710,088        108,755,831
-----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                              2,058,520         79,355,946
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                           1,538,370         63,350,077
-----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      893,300         49,890,805
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                            3,555,021        104,268,766
-----------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                            2,590,090         45,067,566
                                                                                        -------------------
                                                                                            450,688,991
-----------------------------------------------------------------------------------------------------------
MATERIALS--3.6%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Monsanto Co.                                                               3,727,280        179,170,350
-----------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                              1,676,440        104,609,856
                                                                                        -------------------
                                                                                            283,780,206
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
America Movil SA de CV, Series L                                           1,022,700         45,479,469
-----------------------------------------------------------------------------------------------------------
American Tower Corp. 1                                                     2,255,000         85,396,850
-----------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                         1,280,720         44,133,611
-----------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                         552,220         35,855,643
                                                                                        -------------------
                                                                                            210,865,573
                                                                                        -------------------
Total Common Stocks (Cost $6,240,937,382)                                                 7,922,651,270


4 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--1.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%  2,3
(Cost $88,326,877)                                                        88,326,877    $    88,326,877
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,329,264,259)                              100.1%     8,010,978,147
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.1)        (6,238,493)

                                                                        -----------------------------------
Net Assets                                                                     100.0%   $ 8,004,739,654
                                                                        ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents ownership of an affiliated fund, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES          GROSS           GROSS                SHARES
                                                              AUGUST 31, 2006      ADDITIONS      REDUCTIONS     NOVEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                 --    252,929,561     164,602,684            88,326,877


                                                                                                                          DIVIDEND
                                                                                                       VALUE                INCOME
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                                       $88,326,877              $535,747

* The money market fund and the Fund are affiliated by having the same investment advisor.

3. Rate shown is the 7-day yield as of November 30, 2006.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the

5 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end

6 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  6,382,272,397
                                              ==================

Gross unrealized appreciation                 $  1,727,684,716
Gross unrealized depreciation                      (98,978,966)
                                              ------------------
Net unrealized appreciation                   $  1,628,705,750
                                              ==================

7 | Oppenheimer Capital Appreciation Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By: /S/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007